COLUMBIA MANAGEMENT



April 4, 2007

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         RE:   Columbia Funds Series Trust I (the "Trust")
                   Columbia Tax-Exempt Fund
                   (the "Fund")
                   Registration Nos.:  002-99356 & 811-04367

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated April 1, 2007 for the Fund do not differ from that contained in Post-Effective Amendment No. 55 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 2007.

The Fund's Prospectuses and Statement of Additional Information, dated
April 1, 2007, are now being used in connection with the public offering and sale of shares of the Fund.

If there are any questions regarding this filing, please direct them to the undersigned at (617) 772-3103.

Very truly yours,

COLUMBIA FUNDS SERIES TRUST I

/s/ MaryEllen McLaughlin
    MaryEllen McLaughlin
    Legal Product Manager



                                                        MAIL CODE MA5-515-11-05
                                          ONE FINANCIAL CENTER, BOSTON MA 02111

       COLUMBIA MANAGEMENT IS THE PRIMARY ASSET MANAGEMENT GROUP AND A NON-BANK
                                      SUBSIDIARY OF BANK OF AMERICA CORPORATION

BANK OF AMERICA [LOGO]